Note 5. Derivative Liability	6 Months Ended
Jun. 30, 2016
Notes
Note 5. Derivative Liability

NOTE 5. DERIVATIVE LIABILITY

The convertible line of credit discussed in Note 4 has a variable conversion price which results in the conversion feature being recorded as a derivative liability.

The fair value of the derivative liability is recorded and shown separately under current liabilities. Changes in the fair value of the derivative liability is recorded in the statement of operations under other income (expense).

The Company uses the Black-Scholes-Merton option pricing model with the following assumptions to measure the fair value of derivative liability at June 30, 2016.

Stock price	$1.04
Risk free rate	0.36%
Volatility	250%
Conversion/ Exercise price	$0.62
Dividend rate	0%
Term (years)	0.19

The following table represents the Company’s derivative liability activity for the period ended June 30, 2016:

Amount

Derivative liability balance, December 31, 2015	$ 13,358
Issuance of derivative liability	41,910
Change derivative liability during the period	(11,632)
Derivative liability balance, June 30, 2016	$ 43,636